REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 2,893	$ 3,055	$ 5,849	$ 5,776
Gold
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	2,589	2,812	5,230	5,405
Spot market sales
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	2,524	2,617	5,139	5,172
Concentrate sales
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	63	191	92	229
Gold provisional pricing adjustments [Member]
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	2	4	(1)	4
Copper
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	234	184	490	283
Copper concentrate [Member]
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	234	157	445	280
Copper provisional pricing adjustments [Member]
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	0	27	45	3
Other
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 70	$ 59	$ 129	$ 88